HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares				Fair Value
	COMMON STOCKS — 0.4%
	INSURANCE - 0.4%
3,242	Specialty Transportation Holdings, LLC(a),(b),(c)			$ 7,949,868

	TOTAL COMMON STOCKS (Cost $5,635,360)			7,949,868

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 4.0%

	ASSET MANAGEMENT — 1.0%
724,932	Gladstone Investment Corporation	5.0000	05/01/26	17,804,330

	INDUSTRIAL INTERMEDIATE PROD — 1.1%
855,884	Steel Partners Holdings, L.P.	6.0000	02/27/26	20,943,481

	INSURANCE — 0.3%
200,000	American National Group, Inc.	6.6250	Perpetual	5,046,000

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
124,000	Vinebrook Homes Trust, Inc.(b),(d)	6.5000	10/07/27	2,852,000

	REAL ESTATE SERVICES — 1.1%
408,000	Greystone SDOF Preferred Equity, LLC(d)	6.7500	12/23/25	9,894,000
3,950	UIRC-GSA International, LLC(d)	6.5000	Perpetual	3,555,000
9,180	UIRC-GSA International, LLC(d)	6.0000	Perpetual	8,445,600
				21,894,600
	SPECIALTY FINANCE — 0.3%
230,153	PennyMac Mortgage Investment Trust	8.5000	09/30/28	5,912,608

	TOTAL PREFERRED STOCKS (Cost $74,015,395)			74,453,019

Principal Amount ($)
	ASSET BACKED SECURITIES — 24.4%
	AGENCY CMBS — 0.2%
2,100,000	FREMF Mortgage Trust Series 2016-K56 C(d),(e)	3.9510	06/25/49	2,066,316

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	AGENCY CMBS — 0.2% (Continued)
2,000,000	FREMF Mortgage Trust Series 2016-K57 C(d),(e)		3.9160	08/25/49	$ 1,962,988
					4,029,304
	CLO — 18.8%
3,295,000	ACAS CLO Ltd. Series 2015-1A CRR(d),(f)	TSFR3M + 2.462%	6.7550	10/18/28	3,299,560
2,575,000	Allegro CLO VI Ltd. Series 2017-2A C(d),(f)	TSFR3M + 2.062%	6.3640	01/17/31	2,578,245
1,760,000	Allegro CLO VI Ltd. Series 2017-2A D(d),(f)	TSFR3M + 3.012%	7.3140	01/17/31	1,764,719
3,100,000	AMMC CLO XII Ltd. Series 2013-12A DR(d),(f)	TSFR3M + 2.962%	7.4830	11/10/30	3,107,536
1,375,000	Apex Credit Clo Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.212%	6.5120	04/25/31	1,377,068
2,500,000	Ares XXXVII CLO Ltd. Series 2015-4A CRR(d),(f)	TSFR3M + 2.750%	7.0520	10/15/30	2,510,050
1,095,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(d),(f)	TSFR3M + 2.812%	7.1190	01/16/30	1,098,191
7,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(d),(f)	TSFR3M + 2.762%	7.2830	11/27/31	7,046,669
3,275,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(d),(f)	TSFR3M + 2.212%	6.5120	07/26/31	3,284,612
4,655,000	Atrium IX Series 9A CR2(d),(f)	TSFR3M + 2.262%	6.7760	05/28/30	4,668,751
3,645,000	Barings CLO Ltd. Series 2018-3A C(d),(f)	TSFR3M + 2.162%	6.4550	07/20/29	3,653,500
2,638,000	Barings CLO Ltd. Series 2018-3A(d),(f)	TSFR3M + 3.162%	7.4550	07/20/29	2,644,555
2,260,000	Battalion CLO VIII Ltd. Series 2015-8A BR2(d),(f)	TSFR3M + 2.262%	6.5550	07/18/30	2,266,017
905,000	Betony CLO 2 Ltd. Series 2018-1A B(d),(f)	TSFR3M + 2.112%	6.3980	04/30/31	906,624
2,330,000	BlueMountain CLO Ltd. Series 2015-4A CR(d),(f)	TSFR3M + 2.162%	6.4550	04/20/30	2,336,864
250,000	BlueMountain CLO Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.312%	6.5990	07/30/30	251,629
2,337,500	BlueMountain CLO Ltd. Series 2013-2(d),(f)	TSFR3M + 2.212%	6.5020	10/22/30	2,347,138
5,100,000	BlueMountain CLO Ltd. Series 2018-3A C(d),(f)	TSFR3M + 2.462%	6.7620	10/25/30	5,107,951
1,000,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A(d),(f)	TSFR3M + 2.412%	6.7050	10/20/30	1,001,829
665,000	Canyon Capital CLO Ltd. Series 2014-1A BR(d),(f)	TSFR3M + 2.062%	6.3480	01/30/31	666,175
952,000	Carbone Clo Ltd. Series 2017-1A(d),(f)	TSFR3M + 2.062%	6.3550	01/20/31	953,340
18,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-3A(d),(f)	TSFR3M + 2.712%	7.0140	10/15/30	18,079,464
250,000	CARLYLE US CLO Ltd. Series 2018-2A B(d),(f)	TSFR3M + 2.312%	6.6140	10/15/31	250,731
6,606,000	Catamaran CLO Ltd. Series 2014-1A BR(d),(f)	TSFR3M + 2.422%	6.7120	04/22/30	6,642,173
690,000	CBAM Ltd. Series 2018-6A B2R(d),(f)	TSFR3M + 2.362%	6.6640	01/15/31	691,606
15,000,000	CBAM Ltd. Series 2017-4A D(d),(f)	TSFR3M + 2.862%	7.1640	01/15/31	15,036,585
1,350,000	CIFC Funding Ltd. Series 2017-2A CR(d),(f)	TSFR3M + 2.112%	6.4050	04/20/30	1,354,236
8,000,000	Clear Creek CLO Ltd. Series 2015-1A CR(d),(f)	TSFR3M + 2.212%	6.5050	10/20/30	8,012,280
500,000	Dryden 41 Senior Loan Fund Series 2015-41A CR(d),(f)	TSFR3M + 2.012%	6.3140	04/15/31	501,938
1,500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(d),(f)	TSFR3M + 2.312%	6.6050	07/18/30	1,502,321
5,000,000	Dryden 53 CLO Ltd. Series 2017-53A C(d),(f)	TSFR3M + 1.962%	6.2640	01/15/31	5,008,355

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	CLO — 18.8% (Continued)
355,000	Dryden 54 Senior Loan Fund Series 2017-54A C(d),(f)	TSFR3M + 2.412%	6.7050	10/19/29	$ 356,102
1,100,000	Dryden 55 CLO Ltd. Series 2018-55A C(d),(f)	TSFR3M + 2.162%	6.4640	04/15/31	1,103,549
1,500,000	Eaton Vance Clo Ltd. Series 2015-1A DR(d),(f)	TSFR3M + 2.762%	7.0550	01/20/30	1,503,777
2,110,000	Eaton Vance CLO Ltd. Series 2014-1RA C(d),(f)	TSFR3M + 2.362%	6.6640	07/15/30	2,113,813
4,350,000	Elevation CLO Ltd. Series 2018-10A B(d),(f)	TSFR3M + 2.162%	6.4550	10/20/31	4,355,172
1,845,835	Ellington Clo I Ltd. Series 2017-1A CR(d),(f)	TSFR3M + 3.262%	7.5640	10/15/29	1,852,026
8,967,131	Ellington Clo II Ltd. Series 2017-2A C(d),(f)	TSFR3M + 3.162%	7.6850	02/15/29	9,013,734
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A DR(d),(f)	TSFR3M + 2.912%	7.2050	04/20/31	1,002,398
730,000	Galaxy Xxviii Clo Ltd. Series 2018-28A C(d),(f)	TSFR3M + 2.212%	6.5140	07/15/31	732,704
1,175,000	Greywolf CLO V Ltd. Series 2015-1A BR(d),(f)	TSFR3M + 2.262%	6.5620	01/27/31	1,176,275
3,628,000	Halcyon Loan Advisors Funding Ltd. Series 2017-2A(d),(f)	TSFR3M + 2.362%	6.6640	01/17/30	3,630,206
8,650,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(d),(f)	TSFR3M + 2.612%	6.9020	01/22/31	8,666,859
500,000	Harbourview CLO Series 7RA B(d),(f)	TSFR3M + 1.962%	6.2550	07/18/31	501,341
968,849	Highbridge Loan Management Series 3A-2014 A2R(d),(f)	TSFR3M + 1.962%	6.2550	07/18/29	968,894
2,750,000	Highbridge Loan Management Series 3A-2014 BR(d),(f)	TSFR3M + 2.662%	6.9550	07/18/29	2,752,717
563,000	HPS Loan Management Ltd. Series 13A-18 CR(d),(f)	TSFR3M + 2.150%	6.4520	10/15/30	565,537
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(d),(f)	TSFR3M + 2.550%	6.8400	10/20/31	12,504,656
2,687,137	KKR CLO 13 Ltd. Series 13 DR(d),(f)	TSFR3M + 2.462%	6.7690	01/16/28	2,690,592
4,080,000	LCM XVII, L.P. Series 17A CRR(d),(f)	TSFR3M + 2.362%	6.6640	10/15/31	4,087,466
4,590,000	LCM XXV Ltd. Series 25A(d),(f)	TSFR3M + 2.562%	6.8550	07/20/30	4,606,827
5,000,000	Marble Point CLO XII Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.112%	6.4190	07/16/31	5,007,480
645,000	MidOcean Credit CLO III Series 2014-3A BR(d),(f)	TSFR3M + 2.062%	6.3550	04/21/31	645,529
2,050,000	MidOcean Credit CLO III Series 2014-3A CR(d),(f)	TSFR3M + 2.262%	6.5550	04/21/31	2,056,742
700,000	Mountain View CLO, LLC Series 2017-2A C(d),(f)	TSFR3M + 2.162%	6.4690	01/16/31	700,729
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(d),(f)	TSFR3M + 2.050%	6.4090	06/15/31	12,366,673
1,500,000	OCP CLO Ltd. Series 2014-7A B1RR(d),(f)	TSFR3M + 2.512%	6.8050	07/20/29	1,504,193
505,000	OCP CLO Ltd. Series 2014-5A BR(d),(f)	TSFR3M + 2.062%	6.3620	04/26/31	506,406
2,500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A CR(d),(f)	TSFR3M + 2.062%	6.3640	07/15/30	2,503,735
6,305,000	Octagon Investment Partners 30 Ltd. Series 2017-1A BR(d),(f)	TSFR3M + 2.212%	6.5050	03/17/30	6,315,851
500,000	Octagon Investment Partners XIV Ltd. Series 2012-1A BRR(d),(f)	TSFR3M + 2.362%	6.6640	07/15/29	501,847
4,970,000	OZLM VI Ltd. Series 2014-6A CT(d),(f)	TSFR3M + 2.900%	7.2030	04/17/31	4,985,079
1,275,000	OZLM XVIII Ltd. Series 2018-18A C(d),(f)	TSFR3M + 2.112%	6.4140	04/15/31	1,283,216
1,755,000	OZLM XX Ltd. Series 2018-20A B(d),(f)	TSFR3M + 2.212%	6.5050	04/20/31	1,758,394
1,952,000	OZLM XXII Ltd. Series 2018-22A C(d),(f)	TSFR3M + 2.912%	7.2140	01/17/31	1,962,096

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	CLO — 18.8% (Continued)
460,000	Palmer Square Loan Funding Ltd. Series 2021-2A C(d),(f)	TSFR3M + 2.662%	7.1830	05/20/29	$ 460,928
400,000	Palmer Square Loan Funding Ltd. Series 2021-3A B(d),(f)	TSFR3M + 2.012%	6.3050	07/20/29	400,451
3,287,144	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(d),(f)	TSFR1M + 2.374%	6.6850	10/25/39	3,298,446
1,425,000	Regatta XIV Funding Ltd. Series 2018-3A DR(d),(f)	TSFR3M + 2.800%	7.1000	10/25/31	1,429,751
3,807,000	Saranac CLO I Ltd. Series 2013-1A CR(d),(f)	TSFR3M + 3.112%	7.4120	07/26/29	3,834,220
4,000,000	Saranac Clo VII Ltd. Series 2014-2A CR(d),(f)	TSFR3M + 2.512%	7.0330	11/20/29	4,005,972
5,000,000	Shackleton CLO Ltd. Series 2013-1A(d),(f)	TSFR3M + 2.212%	6.5140	07/15/30	5,024,890
500,000	Shackleton CLO Ltd. Series 2013-4RA(d),(f)	TSFR3M + 2.162%	6.4510	04/13/31	500,661
2,750,000	Shackleton CLO Ltd. Series 2014-5RA C(d),(f)	TSFR3M + 2.412%	6.9340	05/07/31	2,765,535
2,120,130	Shelter Growth CRE Issuer Ltd. Series 2022-FL4 A(d),(f)	TSFR1M + 2.296%	6.5960	06/17/37	2,127,050
5,500,000	Sound Point CLO II Ltd. Series 2013-1A A3R(d),(f)	TSFR3M + 2.112%	6.4120	01/26/31	5,512,777
2,000,000	SOUND POINT CLO III-R LTD Series 2013-2RA D(d),(f)	TSFR3M + 3.212%	7.5140	04/15/29	2,005,776
5,000,000	Sound Point CLO V-R LTD Series 2014-1RA C(d),(f)	TSFR3M + 2.362%	6.6550	07/18/31	5,007,640
1,105,572	Sound Point Clo XV Ltd. Series 2017-1A CR(d),(f)	TSFR3M + 2.312%	6.6020	01/23/29	1,105,745
16,824,500	Sound Point Clo XV Ltd. Series 2017-1A D(d),(f)	TSFR3M + 3.862%	8.1520	01/23/29	16,858,653
2,890,000	Sound Point Clo XVI Ltd. Series 2017-2A CR(d),(f)	TSFR3M + 2.462%	6.7620	07/25/30	2,893,084
17,500,000	SOUND POINT CLO XVII Series 2017-3A B(d),(f)	TSFR3M + 2.212%	6.5050	10/20/30	17,499,999
1,425,000	Steele Creek Clo Ltd. Series 2017-1A C(d),(f)	TSFR3M + 2.162%	6.4640	10/15/30	1,430,074
1,480,000	Steele Creek CLO Ltd. Series 2014-1RA C(d),(f)	TSFR3M + 2.212%	6.5050	04/21/31	1,483,981
250,000	Steele Creek CLO Ltd. Series 2016-1A CR(d),(f)	TSFR3M + 2.162%	6.5200	06/15/31	250,355
2,275,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(d),(f)	TSFR3M + 2.200%	6.5020	10/15/31	2,285,809
662,000	TCI-Symphony CLO Ltd. Series 2017-1A CR(d),(f)	TSFR3M + 2.062%	6.3640	07/15/30	663,178
10,800,000	THL Credit Wind River CLO Ltd. Series 2014-3K C(d),(f)	TSFR3M + 2.562%	6.8640	10/15/30	10,879,898
750,000	THL Credit Wind River CLO Ltd. Series 2015-1A C1(d),(f)	TSFR3M + 2.412%	6.7050	10/20/30	751,087
6,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(d),(f)	TSFR3M + 3.262%	7.5550	10/20/30	6,042,547
505,000	TIAA CLO IV Ltd. Series 2018-1A BR(d),(f)	TSFR3M + 2.150%	6.4430	01/20/32	505,778
3,000,000	VENTURE XIII CLO Ltd. Series 2013-13A CR(d),(f)	TSFR3M + 2.562%	6.9880	09/10/29	3,001,815
4,000,000	VENTURE XIII CLO Ltd. Series 2013-13A DR(d),(f)	TSFR3M + 3.562%	7.9880	09/10/29	4,012,420
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(d),(f)	TSFR3M + 2.462%	6.7550	07/20/30	3,517,425
1,500,000	Venture XXX CLO Ltd. Series 2017-30A C(d),(f)	TSFR3M + 2.212%	6.5140	01/15/31	1,502,270
171,313	Voya CLO Ltd. Series 2015-1A BR(d),(f)	TSFR3M + 1.962%	6.2550	01/18/29	171,602
2,740,000	Voya CLO Ltd. Series 2015-1A CR(d),(f)	TSFR3M + 2.612%	6.9050	01/18/29	2,746,214
2,530,000	Voya CLO Ltd. Series 2014-2A BRR(d),(f)	TSFR3M + 2.362%	6.6640	04/17/30	2,536,773
3,700,000	Voya CLO Ltd. Series 2014-4A BR2(d),(f)	TSFR3M + 2.352%	6.6390	07/14/31	3,717,952

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	CLO — 18.8% (Continued)
777,827	Wellfleet CLO Ltd. Series 2015-1A CR4(d),(f)	TSFR3M + 2.362%	6.6550	07/20/29	$ 778,472
8,825,000	Zais Clo 11 Ltd. Series 2018-11A CR(d),(f)	TSFR3M + 2.450%	6.7430	01/20/32	8,871,117
3,000,000	Zais Clo 14 Ltd. Series 2020-14A DR2(d),(f)	TSFR3M + 3.300%	7.6020	04/15/32	3,006,798
2,075,000	Zais CLO 3 Ltd. Series 2015-3A BR(d),(f)	TSFR3M + 2.912%	7.2140	07/15/31	2,090,486
3,900,000	Zais Clo 7 Ltd. Series 2017-2A C(d),(f)	TSFR3M + 2.712%	7.0140	04/15/30	3,919,344
					355,130,300
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
14,479,115	Finance of America Structured Securities Trust Series 2022-S3 A1(d),(e)		2.0000	06/25/52	14,232,350
2,211,880	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(d),(g)		7.3690	11/25/67	2,233,553
359,285	Verus Securitization Trust Series 2023-1 A1(d),(g)		5.8500	12/25/67	359,529
165,866	Verus Securitization Trust Series 2023-3 A2(d),(g)		6.4380	03/25/68	166,754
487,898	Verus Securitization Trust Series 2023-5 A1(d),(g)		6.4760	06/25/68	491,707
					17,483,893
	NON AGENCY CMBS — 4.1%
2,430,950	BB-UBS Trust Series 2012-TFT(d)		2.8900	06/05/30	2,348,146
5,541,807	BPR Trust Series 2021-WILL A(d),(f)	TSFR1M + 1.864%	6.1710	06/15/38	5,518,035
5,000,000	BX Commercial Mortgage Trust Series 2019-IMC E(d),(f)	TSFR1M + 2.196%	6.5020	04/15/34	4,954,610
10,463,000	GS Mortgage Securities Trust Series 2010-C1 C(d),(e)		5.6350	08/10/43	10,253,016
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(d)		4.9060	08/05/34	5,264,783
1,895,929	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-MFP D(d),(f)	TSFR1M + 1.707%	6.0140	07/15/36	1,886,050
7,742,000	LSTAR Commercial Mortgage Trust Series 2015-3 F(d),(e)		3.3390	04/20/48	7,532,863
12,390,248	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(d)		7.2910	05/05/29	12,871,399
12,500,000	Morgan Stanley Capital I, Inc. Series 2024BPR2 B(d)		8.5420	05/05/29	13,256,699
1,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(d),(e)		8.7520	05/05/29	1,642,867
1,328,038	XCAL MORTGAGE TRUST Series 2019-1 A(d),(f)	TSFR1M + 3.864%	9.2080	12/31/25	442,891
1,873,572	XCALI Mortgage Trust Series 2020-5 A(d),(f)	TSFR1M + 3.370%	7.7070	03/31/25	1,884,633
5,000,000	X-Caliber Funding, LLC Series 2023-MF9 A(d),(f)	TSFR1M + 3.250%	7.8100	06/30/25	5,007,754
4,000,000	X-Caliber Funding, LLC Series 2024-MSD A(d),(f)	TSFR1M + 4.250%	8.5800	01/01/27	4,000,000
					76,863,746
	OTHER ABS — 0.3%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(d)		6.1900	04/25/27	1,988,808
2,175,080	HRR Funding, LLC Series 2021-1(c),(d)		9.0000	12/20/36	1,413,802
1,372,603	New Residential Mortgage, LLC Series 2020-FNT1 A(d)		5.4370	06/25/25	1,370,645

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	OTHER ABS — 0.3% (Continued)
688,304	New Residential Mortgage, LLC Series 2020-FNT2 A(d)	5.4370	07/25/25	$ 687,119
437,352	Pagaya AI Debt Trust Series 2024-2 A(d)	6.3190	08/15/31	441,627
474,396	Pagaya AI Debt Trust Series 2024-3 A(d)	6.2580	10/15/31	478,496
				6,380,497
	TOTAL ASSET BACKED SECURITIES (Cost $460,858,973)			459,887,740

	CORPORATE BONDS — 49.8%
	ASSET MANAGEMENT — 28.9%
22,766,000	Apollo Investment Corporation	5.2500	03/03/25	22,744,658
3,267,602	B Riley Financial, Inc.	5.5000	03/31/26	68,292,883
3,000,000	Blue Owl Technology Finance Corporation(d)	3.7500	06/17/26	2,911,465
5,000,000	Blue Owl Technology Finance Corporation(d)	6.1000	03/15/28	5,013,553
3,000,000	Citadel, L.P.(d)	4.8750	01/15/27	2,976,467
510,857	Crescent Capital BDC, Inc.	5.0000	05/25/26	12,515,997
28,525,000	Fidus Investment Corporation	4.7500	01/31/26	28,047,545
8,013,000	Fidus Investment Corporation	3.5000	11/15/26	7,573,348
34,344,000	Gladstone Capital Corporation	5.1250	01/31/26	33,914,700
640,602	Great Elm Capital Corporation	5.8750	06/30/26	15,899,742
348,949	Horizon Technology Finance Corporation	4.8750	03/30/26	8,671,383
5,000,000	HPS Corporate Lending Fund(d)	5.4500	01/14/28	4,981,157
20,128,000	Investcorp Credit Management BDC, Inc.	4.8750	04/01/26	19,541,169
10,000,000	Logan Ridge Finance Corporation	6.0000	10/30/26	9,924,000
2,000,000	Medallion Financial Corporation(d)	7.5000	12/30/27	1,867,855
30,894,000	Monroe Capital Corporation	4.7500	02/15/26	30,137,453
19,770,000	OFS Capital Corporation	4.7500	02/10/26	19,348,719
38,940,000	PennantPark Floating Rate Capital Ltd.	4.2500	04/01/26	37,705,156
31,064,000	PennantPark Investment Corporation	4.5000	05/01/26	30,335,126
29,743,000	PennantPark Investment Corporation	4.0000	11/01/26	28,363,123
38,500,000	Portman Ridge Finance Corporation	4.8750	04/30/26	37,625,002
38,694,000	Saratoga Investment Corporation	4.3750	02/28/26	37,832,863
12,457,000	Saratoga Investment Corporation	4.3500	02/28/27	11,730,269
506,161	Saratoga Investment Corporation	6.0000	04/30/27	12,451,561

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.8% (Continued)
	ASSET MANAGEMENT — 28.9% (Continued)
20,218,000	Trinity Capital, Inc.		4.3750	08/24/26	$ 19,282,986
19,827,000	Trinity Capital, Inc.		4.2500	12/15/26	18,687,591
625,419	Trinity Capital, Inc.		7.8750	09/30/29	15,841,863
					544,217,634
	BANKING — 2.1%
40,000	NexBank Capital, Inc.(d),(f)	TSFR3M + 5.200%	9.5100	07/01/72	39,200,000

	CABLE & SATELLITE — 0.2%
4,301,000	Charter Communications Operating, LLC / Charter		3.7500	02/15/28	4,119,377

	COMMERCIAL SUPPORT SERVICES — 2.1%
2,116,380	Charah Solutions, Inc.(b)		8.5000	08/31/26	39,682,125

	ELECTRICAL EQUIPMENT — 3.9%
2,140,770	Babcock & Wilcox Enterprises, Inc.		8.1250	02/28/26	47,311,017
1,281,323	Babcock & Wilcox Enterprises, Inc.		6.5000	12/31/26	26,087,736
					73,398,753
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
208,443	Arlington Asset Investment Corporation(b)		6.0000	08/01/26	5,094,347
1,220,043	B Riley Financial, Inc.		5.0000	12/31/26	13,908,490
					19,002,837
	INSURANCE — 0.8%
15,400,000	Mercury General Corporation		4.4000	03/15/27	14,944,876

	MACHINERY — 0.0%(h)
2,500,000	Briggs & Stratton Corporation(i)		6.8750	12/15/20	9,375

	OIL & GAS PRODUCERS — 0.1%
2,000,000	EQM Midstream Partners, L.P.(d)		7.5000	06/01/27	2,051,492

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
210,500	HC Government Realty Trust, Inc.(d)		7.0000	08/14/27	3,946,875

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.8% (Continued)
	SOFTWARE — 2.5%
1,872,853	Synchronoss Technologies, Inc.		8.3750	06/30/26	$ 46,540,397

	SPECIALTY FINANCE — 8.0%
12,441,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	12,082,824
230,976	Atlanticus Holdings Corporation		9.2500	01/31/29	5,774,400
1,500,000	Broadmark Realty Capital, Inc.(d)		5.0000	11/15/26	1,405,647
1,000,000	Dakota Financial, LLC(d)		5.0000	09/30/26	958,894
25,000,000	Eagle Point Enhanced Income Trust(f)	TSFR3M + 4.500%	9.0230	11/15/29	24,766,472
2,000,000	First Help Financial, LLC(d)		6.0000	11/15/26	1,917,431
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(d)		5.1250	08/13/26	3,799,600
3,250,000	Medallion Financial Corporation B(d)		7.2500	02/26/26	3,158,899
5,000,000	MMP Capital, LLC(d)		9.5000	10/18/29	5,000,000
4,000,000	National Funding, Inc.(d)		5.7500	08/31/26	3,805,265
15,000,000	Nexpoint Real Estate Finance, Inc.(d)		5.7500	05/01/26	14,565,122
29,071,501	OWS Cre Funding I, LLC Series 2021-MARG A(d),(f)	US0001M + 4.900%	9.8600	09/15/25	29,152,942
5,000,000	PDOF MSN Issuer, LLC(d),(f)	SOFRRATE + 4.500%	8.8600	03/01/25	4,957,912
947,634	Ready Capital Corporation		5.7500	02/15/26	23,055,935
201,302	Ready Capital Corporation		6.2000	07/30/26	4,831,248
2,000,000	Regent Capital Corporation(d)		6.0000	12/28/26	1,912,667
253,200	Sachem Capital Corporation		6.0000	12/30/26	5,390,628
2,000,000	X-Caliber Funding, LLC(d)		5.0000	03/01/25	1,991,349
3,000,000	X-Caliber Funding, LLC(d)		5.0000	10/01/25	2,972,144
					151,499,379
	TOTAL CORPORATE BONDS (Cost $918,326,469)				938,613,120

	U.S. GOVERNMENT & AGENCIES — 17.5%
	U.S. TREASURY INFLATION PROTECTED — 17.5%
51,299,640	United States Treasury Inflation Indexed Bonds		0.1250	04/15/25	51,233,063
49,224,430	United States Treasury Inflation Indexed Bonds		0.3750	07/15/25	49,205,390
41,340,940	United States Treasury Inflation Indexed Bonds		0.1250	10/15/25	41,098,611
24,060,400	United States Treasury Inflation Indexed Bonds		0.1250	04/15/26	23,641,716
47,978,500	United States Treasury Inflation Indexed Bonds		3.8750	04/15/29	51,838,769

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.5% (Continued)
	U.S. TREASURY INFLATION PROTECTED — 17.5% (Continued)
55,502,550	United States Treasury Inflation Indexed Bonds	0.2500	07/15/29	$ 51,940,210
60,159,600	United States Treasury Inflation Indexed Bonds	1.6250	10/15/29	59,695,170
				328,652,929
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $327,471,341)			328,652,929

Shares
	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
80,453,102	First American Government Obligations Fund, Class X, 4.32% (Cost $80,453,102)(j)			80,453,102

	TOTAL INVESTMENTS - 100.4% (Cost $1,866,760,640)			$ 1,890,009,778
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%			(7,577,079)
	NET ASSETS - 100.0%			$ 1,882,432,699

LLC	- Limited Liability Company
LTD	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0001M	ICE LIBOR USD 1 Month

(a)	Non-income producing security.
(b)	The security is illiquid; total illiquid securities represent 3.0% of net assets.
(c)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 623,181,076 or 33.1% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2025.
(h)	Percentage rounds to less than 0.1%.
(i)	Represents issuer in default on interest payments; non-income producing security.
(j)	Rate disclosed is the seven day effective yield as of January 31, 2025.